Note 17 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Jan. 31, 2025	Oct. 31, 2024
Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	$ 4,133,438	$ 4,144,673
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	106,824	102,503
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	881	0
Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	204,825	191,071
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	4,181,976	4,182,338
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	103,199	99,152
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	881	0
Level 1 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 2 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 2 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	103,199	99,152
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 2 of fair value hierarchy [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	881	0
Level 2 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	4,181,976	4,182,338
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	204,825	191,071
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	386,693	225,254
Cash and cash equivalents [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	386,693	225,254
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	386,693	225,254
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Cash and cash equivalents [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Securities [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	158,546	299,300
FVTPL, assets	0	0
Securities [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	158,546	299,300
FVTPL, assets	0	0
Securities [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	158,546	299,300
FVTPL, assets	0	0
Securities [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Securities [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member]
Statement Line Items [Line Items]
Amortized cost, assets	4,346,748	4,236,116
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	4,303,720	4,190,523
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	4,303,720	4,190,523
FVOCI, assets	0	0
FVTPL, assets	0	0
Derivatives [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	1	20
Derivatives [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	1	20
Derivatives [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Derivatives [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	1	20
Derivatives [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Other financial assets [member]
Statement Line Items [Line Items]
FVOCI, assets	953	953
FVTPL, assets	0	0
Amortized cost	0	0
Other financial assets [member] | At fair value [member]
Statement Line Items [Line Items]
FVOCI, assets	953	953
FVTPL, assets	0	0
Amortized cost	0	0
Other financial assets [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
FVOCI, assets	0	0
FVTPL, assets	0	0
Amortized cost	0	0
Other financial assets [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
FVOCI, assets	0	0
FVTPL, assets	0	0
Amortized cost	0	0
Other financial assets [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
FVOCI, assets	953	953
FVTPL, assets	0	0
Amortized cost	$ 0	$ 0